UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds
(Exact name of registrant as specified in charter)

________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip Code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Bishop Street Funds

Hawaii Municipal Bond Fund

Class I Shares - BSHIX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class I Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class I Shares	$27	0.55%

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$173,373	217	$183	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	1.3%
General Revenue	6.0%
Education	6.4%
Healthcare	8.4%
Transportation	8.7%
Airports	9.2%
Housing	11.5%
Water	15.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.3%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.3%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.9%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.6%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Hawaii State, Housing Finance & Development	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-262-9565

  https://www.bishopstreetfunds.com/literature-resources.html

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-262-9565 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BSHIX-SAR-2025

Bishop Street Funds

Hawaii Municipal Bond Fund

Class A Shares - BHIAX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$40	0.80%

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$173,373	217	$183	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	1.3%
General Revenue	6.0%
Education	6.4%
Healthcare	8.4%
Transportation	8.7%
Airports	9.2%
Housing	11.5%
Water	15.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.3%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.3%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.9%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.6%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Hawaii State, Housing Finance & Development	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-262-9565

  https://www.bishopstreetfunds.com/literature-resources.html

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-262-9565 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BHIAX-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

BISHOP STREET FUNDS®

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

HAWAII MUNICIPAL BOND FUND

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

BISHOP STREET FUNDS

BISHOP STREET

TABLE OF CONTENTS

FUNDS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Other Information (Form N-CSRS Items 8-11)	27

1

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 97.3%
Hawaii — 96.9%
	Hawaii County, GO
$500	5.000%, 09/01/31	$560
800	5.000%, 09/01/37	894
650	5.000%, 09/01/38	718
525	5.000%, 09/01/40	564
500	5.000%, 09/01/44	525
1,060	4.000%, 09/01/42	1,017
	Hawaii County, Ser A, GO
115	5.000%, 09/01/35	122
345	5.000%, 09/01/36	353
500	4.000%, 09/01/35	500
165	4.000%, 09/01/36	166
1,500	4.000%, 09/01/40	1,457
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	127
	Hawaii County, Ser D, GO
800	4.000%, 09/01/31	810
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	404
1,000	5.000%, 07/01/36	1,050
1,735	5.000%, 07/01/43	1,728
525	5.000%, 07/01/47	524
2,000	5.000%, 07/01/48	1,980
2,000	5.000%, 07/01/51	1,980
2,800	4.000%, 07/01/39	2,673
	Hawaii State, Airports System Authority, Ser B, RB
1,225	5.000%, 07/01/36	1,375
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	107
495	5.000%, 07/01/33	536
325	5.000%, 07/01/34	350
2,000	5.000%, 07/01/42	2,114
1,000	4.000%, 07/01/37	999
260	4.000%, 07/01/39	253
	Hawaii State, Department of Budget & Finance, RB
2,700	5.000%, 07/01/28	2,857
3,395	5.000%, 07/01/29	3,655

Bishop Street Funds	2

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$200	5.000%, 07/01/30	$219
2,300	5.000%, 07/01/31	2,539
1,500	5.000%, 07/01/34	1,660
250	5.000%, 07/01/36	277
550	5.000%, 07/01/39	591
140	4.000%, 01/01/26	140
665	4.000%, 01/01/27	669
350	4.000%, 01/01/28	353
250	4.000%, 01/01/31	251
270	4.000%, 01/01/32	270
1,200	4.000%, 07/01/43	1,125
435	3.000%, 01/01/34	392
600	3.000%, 01/01/35	530
585	3.000%, 01/01/36	505
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	75
1,500	4.000%, 07/01/40	1,500
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
530	5.000%, 11/01/26	545
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
50	5.000%, 11/01/25	50
680	5.000%, 11/01/29	709
500	5.000%, 11/01/30	521
350	5.000%, 11/01/31	364
	Hawaii State, Department of Hawaiian Home Lands, RB
75	5.000%, 04/01/26	76
325	5.000%, 04/01/29	335
910	5.000%, 04/01/30	937
960	5.000%, 04/01/31	988
800	5.000%, 04/01/32	823
30	3.000%, 04/01/32	30
	Hawaii State, Department of Transportation, Airports System, COP, AMT
510	5.250%, 08/01/25	511
2,075	5.000%, 08/01/28	2,077
	Hawaii State, Department of Transportation, RB, AMT
570	5.250%, 08/01/26	571

June 30, 2025	3	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
$200	4.000%, 07/01/35	$197
	Hawaii State, Harbor System Revenue, Ser C, RB
1,280	4.000%, 07/01/32	1,319
100	4.000%, 07/01/34	102
1,000	4.000%, 07/01/37	997
790	4.000%, 07/01/38	775
2,160	4.000%, 07/01/39	2,102
3,405	4.000%, 07/01/40	3,301
	Hawaii State, Highway Revenue, RB
50	5.000%, 01/01/35	54
500	5.000%, 01/01/37	536
55	5.000%, 01/01/38	59
60	5.000%, 01/01/39	63
380	5.000%, 01/01/40	399
225	5.000%, 01/01/41	235
	Hawaii State, Highway Revenue, Ser A, RB
610	5.000%, 01/01/30	655
460	5.000%, 01/01/36	484
740	4.000%, 01/01/32	745
1,250	4.000%, 01/01/34	1,253
1,500	4.000%, 01/01/35	1,502
330	4.000%, 01/01/36	330
	Hawaii State, Housing Finance & Development, RB
2,500	3.300%, 12/01/29(A)	2,514
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
40	3.300%, 01/01/26	40
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,072
1,310	4.750%, 10/01/27	1,329
4,485	4.000%, 09/01/33	4,486
4,035	3.750%, 01/01/31	4,036
	Hawaii State, Ser ET, GO
40	5.000%, 10/01/25, Pre-Refunded @ 100(B)	40
	Hawaii State, Ser EY, GO
35	5.000%, 10/01/27	35

Bishop Street Funds	4

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FB, GO
$50	4.000%, 04/01/29	$50
1,070	3.000%, 04/01/32	1,036
	Hawaii State, Ser FG, GO
375	5.000%, 10/01/31	383
	Hawaii State, Ser FH, GO
270	4.000%, 10/01/31	272
	Hawaii State, Ser FK, GO
540	5.000%, 05/01/34	556
1,100	4.000%, 05/01/36	1,100
	Hawaii State, Ser FN-REF, GO
1,160	5.000%, 10/01/29	1,212
920	5.000%, 10/01/30	960
	Hawaii State, Ser FT, GO
250	5.000%, 01/01/30	263
1,215	5.000%, 01/01/31	1,277
400	5.000%, 01/01/36	413
	Hawaii State, Ser FW, GO
625	5.000%, 01/01/33	664
2,110	5.000%, 01/01/39	2,178
650	4.000%, 01/01/37	654
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	243
140	5.000%, 07/01/36	155
400	5.000%, 07/01/42	422
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	110
400	5.000%, 07/01/34	445
600	5.000%, 07/01/43	632
400	4.000%, 07/01/36	406
1,000	4.000%, 07/01/38	1,001
1,000	4.000%, 07/01/40	987
1,000	4.000%, 07/01/44	928
2,075	4.000%, 07/01/46	1,900
	Honolulu Hawaii City & County, GO
270	4.000%, 09/01/33	274
295	4.000%, 09/01/40	286

June 30, 2025	5	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$200	4.000%, 09/01/43	$185
1,085	3.250%, 07/01/35	1,055
200	3.250%, 07/01/36	187
785	3.000%, 07/01/33	751
1,330	3.000%, 07/01/34	1,246
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
3,985	5.000%, 06/01/27(A)	4,048
	Honolulu Hawaii City & County, Ser A, GO
500	5.000%, 07/01/31	559
580	5.000%, 09/01/35	599
60	5.000%, 09/01/37	62
1,390	5.000%, 09/01/38	1,436
1,000	5.000%, 07/01/41	1,069
1,100	5.000%, 09/01/42	1,119
1,055	4.000%, 07/01/33	1,093
810	4.000%, 07/01/34	830
1,220	4.000%, 09/01/37	1,218
1,035	4.000%, 07/01/41	987
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	89
650	5.000%, 07/01/37	705
	Honolulu Hawaii City & County, Ser C, GO
945	5.000%, 08/01/34	1,006
1,060	5.000%, 07/01/38	1,120
1,000	5.000%, 08/01/44	1,017
620	5.000%, 07/01/45	633
1,000	4.000%, 10/01/32	1,007
2,175	4.000%, 10/01/33	2,188
80	4.000%, 07/01/39	78
500	4.000%, 08/01/39	489
725	4.000%, 07/01/40	704
170	3.000%, 10/01/28	169
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	682
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,580	5.250%, 07/01/53	1,641
1,025	5.000%, 07/01/32	1,102

Bishop Street Funds	6

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$175	5.000%, 07/01/33	$187
610	5.000%, 07/01/34	688
130	5.000%, 07/01/36	137
500	5.000%, 07/01/37	557
500	5.000%, 07/01/38	551
1,015	5.000%, 07/01/39	1,098
1,050	5.000%, 07/01/40	1,126
500	5.000%, 07/01/49	511
350	4.000%, 07/01/39	341
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/34	557
205	5.000%, 07/01/35	208
550	5.000%, 07/01/37	567
90	5.000%, 07/01/47	92
2,750	5.000%, 07/01/49	2,780
1,015	4.000%, 07/01/37	1,016
1,000	4.000%, 07/01/38	989
1,000	4.000%, 07/01/39	980
500	4.000%, 07/01/42	469
1,000	4.000%, 07/01/44	903
2,990	4.000%, 07/01/49	2,606
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	5.000%, 07/01/35	243
170	4.000%, 07/01/32	171
	Kauai County, Community Facilities District, RB
1,300	5.000%, 05/15/49	1,209
1,000	5.000%, 05/15/51	921
	Kauai County, GO
175	5.000%, 08/01/26	179
175	5.000%, 08/01/27	184
140	5.000%, 08/01/28	146
240	5.000%, 08/01/30	263
1,000	5.000%, 08/01/31	1,116
1,510	5.000%, 08/01/32	1,701
1,255	5.000%, 08/01/33	1,424
390	5.000%, 08/01/37	401

June 30, 2025	7	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii — (continued)
$375	4.000%, 08/01/32	$380
135	4.000%, 08/01/33	137
20	3.000%, 08/01/38	17
	Kauai County, Ser A, GO
15	5.000%, 08/01/25	15
	Maui County, GO
500	5.000%, 03/01/29	541
245	5.000%, 09/01/29	260
165	5.000%, 03/01/30	181
1,905	5.000%, 03/01/34	2,095
65	5.000%, 03/01/35	70
60	5.000%, 03/01/36	64
400	5.000%, 03/01/38	427
150	5.000%, 03/01/40	156
20	5.000%, 03/01/42	21
500	4.000%, 03/01/36	507
685	4.000%, 03/01/37	689
65	3.125%, 06/01/31	63
500	3.000%, 06/01/27	500
400	3.000%, 03/01/31	396
150	3.000%, 09/01/33	145
	Maui County, RB
1,020	3.250%, 09/01/36	956
	University of Hawaii, Ser B, RB
1,100	5.000%, 10/01/34	1,104
1,030	3.000%, 10/01/28	1,026
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	724
325	4.000%, 10/01/33	334
100	3.000%, 10/01/30	99
750	3.000%, 10/01/36	685
	University of Hawaii, Ser E, RB
500	5.000%, 10/01/32	511
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	624
2,424	5.000%, 10/01/35	2,507

		168,127

Bishop Street Funds	[8]

(Unaudited)

Schedule of Investments

Face Amount (000)		Value (000)
Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
$19	5.000%, 06/01/44	$19

Wisconsin — 0.4%
	Public Finance Authority, RB
325	5.000%, 11/15/35	352
	Public Finance Authority, Ser A, RB
250	5.000%, 07/01/28(C)	256

		608

TOTAL MUNICIPAL BONDS (Cost $175,854)		168,754

Shares
	CASH EQUIVALENT — 1.3%
	First American Treasury Obligations Fund, Cl X, 4.240% (D)
2,167,567	(Cost $2,168)	2,168

TOTAL INVESTMENTS (Cost $178,022) —98.6%		$170,922

Percentages are based on Net Assets of $173,373 (000).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At June 30, 2025, these securities amounted to $256($ Thousands), representing 0.15% of net assets of the Fund.
(D)	The rate reported is the 7-day effective yield as of June 30, 2025.

AMT—Alternative Minimum Tax

Cl— Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

HUD SECT 8—U.S. Department of Housing and Urban Development Section 8

RB—Revenue Bond

June 30, 2025	9	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Ser—Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$168,754	$—	$168,754
Cash Equivalent	2,168	—	—	2,168
Total Investments in Securities	$2,168	$168,754	$—	$170,922

Amounts designated as "-" are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	10

Bishop Street Funds	(Unaudited)

Statement of Assets and Liabilities (000)

June 30, 2025

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$178,022
Investments, at Value	$170,922
Dividends and Interest Receivable	2,923
Prepaid Expenses	19
Total Assets	173,864
Liabilities:
Income Distribution Payable	159
Shareholder Servicing Fees Payable	91
Payable for Fund Shares Redeemed	57
Payable for Investment Securities Purchased	43
Audit Expense Payable	27
Investment Advisory Fees Payable (Note 3)	25
Distribution Fees Payable, Class A	20
Administrative Fees Payable	10
Chief Compliance Officer Fees Payable	5
Other Accrued Expenses Payable	54
Total Liabilities	491
Commitments and Contingencies †
Net Assets	$173,373
Paid-in Capital	$195,824
Total Accumulated Losses	(22,451)
Net Assets	$173,373
Class I Shares:
Net Assets	$68,445
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,993
Net Asset Value, Offering and Redemption Price
Per Share — Class I (Net Assets / Shares Outstanding)	$9.79
Class A Shares:
Net Assets	$104,928
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	10,719
Net Asset Value, Offering and Redemption Price
Per Share — Class A (Net Assets / Shares Outstanding)	$9.79
Maximum Offering Price Per Shares — Class A
($9.79/ 97.00%)	$10.09

†	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

June 30, 2025	11	www.bishopstreetfunds.com

Bishop Street Funds	(Unaudited)

Statement of Operations (000)

For the six-month period ended June 30, 2025

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$2,739
Total Investment Income	2,739
Expenses:
Investment Advisory Fees	314
Shareholder Servicing Fees	180
Administrative Fees	180
Distribution Fees, Class A	135
Chief Compliance Officer Fees	5
Transfer Agent Fees	85
Audit Fees	19
Legal Fees	18
Printing Fees	16
Trustees' Fees	15
Registration Fees	12
Pricing Fees	12
Custody Fees	5
Miscellaneous Expenses	16
Total Expenses	1,012
Less Waivers:
Shareholder Servicing Fees	(135)
Investment Advisory Fees	(131)
Administrative Fees	(117)
Total Waivers	(383)
Total Net Expenses	629
Net Investment Income	2,110
Net Realized Loss	(1,236)
Net Change in Unrealized Depreciation	(241)
Net Realized and Unrealized Loss	(1,477)
Increase in Net Assets Resulting from Operations	$633

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	12

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2025 (Unaudited) and the year ended December 31, 2024

	Hawaii Municipal Bond Fund
	2025	2024
Investment Activities from Operations:
Net Investment Income	$2,110	$4,546
Net Realized Loss	(1,236)	(2,070)
Net Change in Unrealized Appreciation (Depreciation)	(241)	184
Increase in Net Assets Resulting from Operations	633	2,660
Distributions:
Class I Shares	(891)	(2,021)
Class A Shares	(1,221)	(2,535)
Total Distributions	(2,112)	(4,556)
Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	2,430	4,240
Reinvestments of Cash Distributions	323	570
Cost of Shares Redeemed	(8,517)	(24,682)
Total Class I Capital Share Transactions	(5,764)	(19,872)
Class A Shares:
Proceeds from Shares Issued	572	291
Reinvestments of Cash Distributions	956	1,910
Cost of Shares Redeemed	(8,751)	(21,871)
Total Class A Capital Share Transactions	(7,223)	(19,670)
Net Decrease in Net Assets from Capital Share Transactions	(12,987)	(39,542)
Total Decrease in Net Assets	(14,466)	(41,438)
Net Assets:
Beginning of Period/Year	187,839	229,277
End of Period/Year	$173,373	$187,839
Share Transactions:
Class I Shares:
Shares Issued	248	428
Shares Issued in Lieu of Cash Distributions	33	58
Shares Redeemed	(870)	(2,491)
Total Class I Transactions	(589)	(2,005)
Class A Shares:
Shares Issued	58	29
Shares Issued in Lieu of Cash Distributions	98	193
Shares Redeemed	(894)	(2,211)
Total Class A Transactions	(738)	(1,989)
Net Decrease in Shares Outstanding from Share Transactions	(1,327)	(3,994)

The accompanying notes are an integral part of the financial statements.

June 30, 2025	13	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2025 (Unaudited) and the years ended December 31,

		Investment Activities			Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain(Loss) on Investments	Total Investment Activities from Operations	Net Investment Income	Capital Gains

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2025	$9.87	$0.12	$(0.08)	$0.04	$(0.12)	$—
2024	9.95	0.23	(0.08)	0.15	(0.23)	—
2023	9.90	0.19	0.05	0.24	(0.19)	—
2022	10.78	0.16	(0.88)	(0.72)	(0.16)	—
2021	10.90	0.16	(0.10)	0.06	(0.16)	(0.02)
2020	10.73	0.20	0.21	0.41	(0.20)	(0.04)
Class A Shares:
2025	$9.87	$0.10	$(0.07)	$0.03	$(0.11)	$—
2024	9.96	0.19	(0.07)	0.12	(0.21)	—
2023	9.90	0.16	0.06	0.22	(0.16)	—
2022	10.77	0.13	(0.87)	(0.74)	(0.13)	—
2021	10.90	0.14	(0.11)	0.03	(0.14)	(0.02)
2020	10.74	0.17	0.20	0.37	(0.17)	(0.04)

*	Annualized

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)	Per share net investment income calculated using average shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as "-" are either $0 or have been rounded to $0.

Bishop Street Funds	14

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate(2)
$(0.12)	$9.79	0.43%	$68,445	0.55	%*	0.98	%*	2.49	%*	10%
(0.23)	9.87	1.53	74,797	0.55		0.96		2.31		15
(0.19)	9.95	2.46	95,422	0.55		1.08		1.96		23
(0.16)	9.90	(6.68)	105,663	0.55		1.04		1.59		15
(0.18)	10.78	0.62	118,341	0.55		1.03		1.49		14
(0.24)	10.90	3.85	108,718	0.55		1.04		1.85		31

$(0.11)	$9.79	0.31%	$104,928	0.80	%*	1.23	%*	2.24	%*	10%
(0.21)	9.87	1.18	113,042	0.80		1.21		2.06		15
(0.16)	9.96	2.30	133,855	0.80		1.33		1.75		23
(0.13)	9.90	(6.83)	12,500	0.80		1.29		1.33		15
(0.16)	10.77	0.27	16,955	0.80		1.28		1.25		14
(0.21)	10.90	3.50	16,726	0.80		1.29		1.60		31

The accompanying notes are an integral part of the financial statements.

15	www.bishopstreetfunds.com

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Bishop Street Funds

Notes to Financial Statements

June 30, 2025

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of the Hawaii Municipal Bond Fund (the “Fund”). The Fund is non-diversified. Class A Shares of the Fund are subject to a sales load as disclosed in the prospectus. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Fund’s investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Investment companies are valued at Net Asset Value.

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents.

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Bishop Street Funds

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Bishop Street Capital Management (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Bishop Street Funds	18

(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets.

June 30, 2025	19	www.bishopstreetfunds.com

Bishop Street Funds

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the Fund. Any net realized capital gains will be distributed at least annually for the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares.

Cash Overdraft Charges

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. If the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statement of Operations. For the six-month period ended June 30, 2025, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Fund by the Adviser, a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.35% of the average daily net assets of the Fund. The Adviser has contractually agreed, through April 30, 2026, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

The contractual expense limitations are as follows:

Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2025, the Adviser did not recapture any previously waived fees.

As of June 30, 2025, fees which were previously waived by the Investment Manager which may be subject to possible future recapture to the Adviser were as follows:

Bishop Street Funds	20

(Unaudited)

Hawaii Municipal Bond Fund	Expires
$273	12/31/2026
298	12/31/2027
252	12/31/2028

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive a portion of its fee equal to 0.13% of the Fund's average daily net assets. These fee waivers are voluntary and may be discontinued at any time. For the six-month period ended June 30, 2025, the Fund was charged $180 for these services. For the six-month period ended June 30, 2025, the Administrator waived $117 for these services to the Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. These fees are labeled on the Statement of Operations as “Custody Fees.”

SS&C Global Investor Distribution Solutions, Inc. (“SS&C”) acts as the Transfer Agent of the Fund. As such, SS&C provides transfer agency, dividend disbursing and shareholder services to the Fund. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Fund has adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. The Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of the fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Fund. SIDCO has voluntarily agreed to waive a portion its fee equal 0.15% of average daily net asset value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

June 30, 2025	21	www.bishopstreetfunds.com

Bishop Street Funds

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2025 are presented below for the Fund.

Hawaii Municipal Bond Fund
Purchases
Other	$18,318
Sales and Maturities
Other	$31,487

For the six-month period ended June 30, 2025, there were no purchases or sales of long-term U.S. Government securities.

7.	FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the years ended December 31, 2024 and 2023 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
Hawaii Municipal Bond Fund
2024	$100	$4,456	$—	$4,556
2023	80	2,230	—	2,310

Bishop Street Funds	22

(Unaudited)

As of December 31, 2024, the components of Accumulated Losses on a tax basis were as follows:

Hawaii Municipal Bond Fund
Undistributed Tax-Exempt Income	156
Capital Loss Carryforwards	(14,123)
Unrealized Depreciation	(6,853)
Other Temporary Differences	(152)
Total Accumulated Losses	$(20,972)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. As of December 31, 2024, the Fund had $2,706 and $11,417 in short-term and long-term capital loss carryforwards, respectively. The utilization of capital losses to offset future realized gain will likely be subject to an annual limitation.

For Federal income tax purposes, the cost of securities owned at June 30, 2025 is different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2025, were as follows:

Hawaii Municipal Bond Fund
Federal Tax Cost	$178,011
Gross Unrealized Appreciation	357
Gross Unrealized Depreciation	(7,446)
Net Unrealized Depreciation	$(7,089)

8.	RISKS

The Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, the Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of the Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

June 30, 2025	23	www.bishopstreetfunds.com

Bishop Street Funds

% or investments in securities with credit enhancements or liquidity enhancements	2.37%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	2.37% (Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Fund’s investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

9.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	LINE OF CREDIT

Through June 30, 2025, the Fund, had entered into an agreement which enabled it to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with U.S. Bank, N.A. The proceeds from the borrowings are permitted to be used to finance the Fund’s short term general working capital requirements, including the funding of shareholder redemptions.

For the six-month period ended June 30, 2025 the Fund did not have borrowings under the line of credit.

Bishop Street Funds	24

(Unaudited)

11.	CONCENTRATION OF SHAREHOLDERS

At June 30, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of the Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Hawaii Municipal Bond Fund, Class I Shares	1	58%
Hawaii Municipal Bond Fund, Class A Shares	1	12%

12.	RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

13.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Bishop Street Funds

Other Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 25–26, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

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Bishop Street Funds

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

Bishop Street Funds	28

(Unaudited)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

June 30, 2025	29	www.bishopstreetfunds.com

Investment Adviser

Bishop Street Capital Management

999 Bishop Street, 25th Floor

Honolulu, HI 96813

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA19456

Transfer Agent

SS&C GIDS, Inc.

333 W. 11th Street

Kansas City, MO 64105

Custodian

U.S. Bank, N.A.

800 Nicollett Mall

Minneapolis, MN 55402

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

For more information about Bishop Street Funds, call

1-800-262-9565 or your Investment Specialist

Visit us online at www.bishopstreetfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2025